Financial instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Fair value change of other liabilities due to non-controlling interests holders	$ 38
Fair value change of other liabilities due to non-controlling interests holders	(38)
Fair value change of warrant liabilities	1,111	3,575
Fair value change of CVR liabilities	713	7,195
Loan interest amount		$ 14	$ 13